Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Group distinguishes two operating segments: the operation of crude oil tankers on the international markets (Tankers) on the one hand and the floating production, storage and offloading operations (FSO/FPSO) on the other. These two divisions operate in completely different markets, where in the latter the assets are tailor-made or converted for specific long term projects. The tanker market requires a different marketing strategy as this is considered a very volatile market, contract duration is often less than two years and the assets are to a large extent standardized.
The segment profit or loss figures and key assets as set out below are presented to the executive committee on at least a quarterly basis to help the key decision makers in evaluating the respective segments. The Chief Operating Decision Maker (CODM) also receives the information per segment based on proportionate consolidation for the joint ventures and not by applying equity accounting. The reconciliation between the figures of all segments combined on the one hand and with the consolidated statements of financial position and profit or loss on the other hand is presented in a separate column Equity-accounted investees.
The Group has one client in the Tankers segment that represented 6% (timecharter contract) of the Tankers segment total revenue in 2023 (2022: one client which represented 8% (timecharter contract), in 2021 two clients which represented 11% and 10% respectively (timecharter contract)). All the other clients represent less than 6% of total revenues of the Tankers segment. The Group has one client in the FSO segment.
The Group's internal organizational and management structure does not distinguish any geographical segments.
Consolidated statement of financial position

(in thousands of USD)	December 31, 2023				December 31, 2022
ASSETS	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Vessels	1,434,095	195,475	—	1,629,570	2,846,780	211,153	—	3,057,933
Assets under construction	106,513	—	—	106,513	228,429	—	—	228,429
Right-of-use assets	32,936	—	—	32,936	21,493	—	—	21,493
Other tangible assets	644	—	—	644	762	—	—	762
Intangible assets	94	14,100	—	14,194	89	15,657	—	15,746
Receivables	2,463	—	425	2,888	33,297	1,092	436	34,825
Investments in equity accounted investees	1,366	—	(848)	518	2,249	—	(826)	1,423
Deferred tax assets	280	—	—	280	1,403	—	—	1,403

Total non-current assets	1,578,391	209,575	(423)	1,787,543	3,134,502	227,902	(390)	3,362,014

Total current assets	1,617,572	15,528	(1,363)	1,631,737	591,130	16,311	(382)	607,059

TOTAL ASSETS	3,195,963	225,103	(1,786)	3,419,280	3,725,632	244,213	(772)	3,969,073

EQUITY and LIABILITIES

Total equity	2,261,064	96,309	—	2,357,373	2,076,976	96,489	—	2,173,465

Bank and other loans	256,539	106,121	(425)	362,235	1,141,378	123,290	(425)	1,264,243
Other notes	198,219	—	—	198,219	197,556	—	—	197,556
Other borrowings	71,248	—	—	71,248	71,011	—	—	71,011
Lease liabilities	3,363	—	—	3,363	5,824	—	—	5,824
Other payables	—	146	—	146	—	404	—	404
Employee benefits	1,669	—	—	1,669	1,635	—	—	1,635
Provisions	274	—	—	274	597	—	—	597

Total non-current liabilities	531,312	106,267	(425)	637,154	1,418,001	123,694	(425)	1,541,270

Total current liabilities	403,587	22,527	(1,361)	424,753	230,655	24,030	(347)	254,338

TOTAL EQUITY and LIABILITIES	3,195,963	225,103	(1,786)	3,419,280	3,725,632	244,213	(772)	3,969,073

Consolidated statement of profit or loss

(in thousands of USD)	2023				2022				2021
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Shipping income
Revenue	1,172,725	63,236	(834)	1,235,127	810,122	66,297	(21,750)	854,669	422,649	50,132	(53,011)	419,770
Gains on disposal of vessels/other tangible assets	372,444	—	—	372,444	99,437	—	(3,277)	96,160	15,068	—	—	15,068
Other operating income	17,447	5,879	(10)	23,316	12,208	3,752	(819)	15,141	10,111	2,356	(2,212)	10,255
Total shipping income	1,562,616	69,115	(844)	1,630,887	921,767	70,049	(25,846)	965,970	447,828	52,488	(55,223)	445,093

Operating expenses
Voyage expenses and commissions	(142,090)	—	—	(142,090)	(176,146)	—	959	(175,187)	(122,374)	—	3,566	(118,808)
Vessel operating expenses	(205,013)	(26,855)	835	(231,033)	(202,765)	(19,156)	5,827	(216,094)	(222,087)	(12,381)	13,762	(220,706)
Charter hire expenses	(4,500)	—	—	(4,500)	(5,259)	—	(510)	(5,769)	(6,775)	—	(2,975)	(9,750)
Losses on disposal of vessels/other tangible assets	—	—	—	—	(347)	—	—	(347)	—	—	—	—
Depreciation tangible assets	(203,750)	(15,678)	—	(219,428)	(212,624)	(12,101)	3,149	(221,576)	(347,338)	(9,899)	12,333	(344,904)
Depreciation intangible assets	(56)	(1,556)	—	(1,612)	(108)	(913)	—	(1,021)	(90)	—	—	(90)
General and administrative expenses	(61,934)	(629)	31	(62,532)	(51,323)	(508)	129	(51,702)	(32,441)	(330)	363	(32,408)
Total operating expenses	(617,343)	(44,718)	866	(661,195)	(648,572)	(32,678)	9,554	(671,696)	(731,105)	(22,610)	27,049	(726,666)

RESULT FROM OPERATING ACTIVITIES	945,273	24,397	22	969,692	273,195	37,371	(16,292)	294,274	(283,277)	29,878	(28,174)	(281,573)

Finance income	66,572	596	—	67,168	26,747	313	80	27,140	14,050	—	884	14,934
Finance expenses	(163,516)	(8,381)	—	(171,897)	(128,695)	(4,569)	255	(133,009)	(95,626)	(1,971)	2,056	(95,541)
Net finance expenses	(96,944)	(7,785)	—	(104,729)	(101,948)	(4,256)	335	(105,869)	(81,576)	(1,971)	2,940	(80,607)

Share of profit (loss) of equity accounted investees (net of income tax)	(905)	—	(22)	(927)	92	—	17,558	17,650	380	—	22,596	22,976

Profit (loss) before income tax	847,424	16,612	—	864,036	171,339	33,115	1,601	206,055	(364,473)	27,907	(2,638)	(339,204)

Income tax expense	(2,826)	(3,183)	—	(6,009)	(216)	(987)	(1,601)	(2,804)	427	(2,638)	2,638	427

Profit (loss) for the period	844,598	13,429	—	858,027	171,123	32,128	—	203,251	(364,046)	25,269	—	(338,777)

Attributable to:
Owners of the company	844,598	13,429	—	858,027	171,123	32,128	—	203,251	(364,046)	25,269	—	(338,777)
Summarized consolidated statement of cash flows

(in thousands of USD)	2023				2022				2021
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Net cash from (used in) operating activities	807,865	29,507	8	837,380	230,207	33,474	(8,128)	255,553	(32,132)	35,532	(28,705)	(25,305)
Net cash from (used in) investing activities	869,680	—	—	869,680	(132,942)	(134,402)	108,499	(158,845)	(351,767)	—	(1,479)	(353,246)
Net cash from (used in) financing activities	(1,431,449)	(29,438)	—	(1,460,887)	(65,916)	101,582	(98,561)	(62,895)	(378,528)	(35,259)	787,680	373,893

Capital expenditure	(338,662)	—	—	(338,662)	(395,802)	(144,438)	—	(540,240)	(413,319)	—	—	(413,319)

On June 7, 2022, the Group announced that it has become the full owner of the FSO platform as previously held in its 50-50 joint venture with International Seaways, Inc. (“INSW”). The Group recognized the FSOs Asia and Africa fully due to the acquisition of the remaining 50% in TI Asia and TI Africa for an amount of $223.1 million. The price paid amounted to $129.9 million and was presented under 'Acquisitions of vessels' in the cash flow statement. The transaction was booked as an asset acquisition as the asset concentration test was met under IFRS 3, given that substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset (i.e. the FSO and related lease component in the customer contract). The intangible asset related to the service component in the customer contract (see Note 9) has been separately recorded on the balance sheet as this could not be included in the single identifiable asset related to the FSO. The intangible asset was valued at $16.6 million which did not alter the "substantially all" criterium.